Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Assets:
Precious metals		$ 937	$ 543
Trading assets
Loans	[1],[2]	7,544	7,811
Securities		107,612	103,547
Other		2,712	1,796
Derivative financial instruments
Derivative Financial Assets		51,340	55,699
Liabilities:
Deposits	[3]	952,333	916,181
Financial liabilities designated at fair value through profit or loss		26,779	22,421
Subordinated debentures		9,693	8,469
Obligations related to securities sold short		36,403	40,449
Other liabilities		69,529	62,699
Derivative financial instruments
Derivative Financial Liabilities		58,660	65,900
Canadian provincial and municipal debt [member]
Trading assets
Securities		9,453	10,277
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[4]	937	543
Trading assets
Assets		117,868	113,154
Investment securities
Investment securities	[5]	86,253	86,398
Derivative financial instruments
Derivative Financial Assets		51,340	55,699
Liabilities:
Deposits	[6]	(95)	15
Financial liabilities designated at fair value through profit or loss		26,779	22,421
Obligations related to securities sold short		36,403	40,449
Derivative financial instruments
Derivative Financial Liabilities		58,660	65,900
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,544	7,811
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		17,369	14,734
Investment securities
Investment securities	[5]	12,387	11,002
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		9,453	10,277
Investment securities
Investment securities	[5]	7,146	5,429
Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		11,218	11,957
Investment securities
Investment securities	[5]	28,698	35,236
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,645	8,302
Investment securities
Investment securities	[5]	31,418	27,704
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,179	11,344
Investment securities
Investment securities	[5]	2,552	1,962
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		47,748	46,933
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,712	1,796
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[5]	4,052	5,065
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		15,942	15,210
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,467	32,223
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,147	2,561
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		344	780
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,440	4,925
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,081	22,854
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28,013	35,634
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,258	3,720
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28	25
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,280	3,667
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[7],[8]	415,738	407,267
Liabilities:
Deposits	[7],[8]	425,251	365,134
Subordinated debentures	[8]	9,358	8,038
Other liabilities	[8]	24,651	24,009
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[8]	29,816	22,443
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		81,398	75,475
Investment securities
Investment securities	[5]	40,964	45,855
Derivative financial instruments
Derivative Financial Assets		54	332
Liabilities:
Obligations related to securities sold short		29,921	35,059
Derivative financial instruments
Derivative Financial Liabilities		135	636
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		13,766	10,139
Investment securities
Investment securities	[5]	7,674	4,947
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		5,299	4,299
Investment securities
Investment securities	[5]	3,695	2,029
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Trading assets
Securities		11,218	11,957
Investment securities
Investment securities	[5]	25,058	32,412
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		19	15
Investment securities
Investment securities	[5]	2,527	3,217
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		3,431	2,367
Investment securities
Investment securities	[5]		40
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		47,665	46,698
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[5]	2,010	3,210
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		54	332
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		135	636
Level 1 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[8]	1,627	2,086
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[4]	937	543
Trading assets
Assets		36,450	37,667
Investment securities
Investment securities	[5]	43,540	38,855
Derivative financial instruments
Derivative Financial Assets		51,245	55,317
Liabilities:
Deposits	[6]	(95)	15
Financial liabilities designated at fair value through profit or loss		26,779	22,421
Obligations related to securities sold short		6,482	5,387
Derivative financial instruments
Derivative Financial Liabilities		58,499	65,224
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		7,540	7,811
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,603	4,595
Investment securities
Investment securities	[5]	4,713	6,055
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		4,154	5,978
Investment securities
Investment securities	[5]	3,451	3,400
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agencies debt [member] | IFRS9 [member]
Investment securities
Investment securities	[5]	3,640	2,824
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		10,626	8,287
Investment securities
Investment securities	[5]	28,891	24,487
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		7,748	8,976
Investment securities
Investment securities	[5]	2,512	1,874
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		67	224
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		2,712	1,796
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[5]	333	215
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		15,942	15,193
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		29,465	32,223
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,066	2,209
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		342	780
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2,430	4,912
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		25,079	22,842
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		28,013	35,634
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,106	3,063
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		27	25
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2,274	3,660
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Liabilities:
Deposits	[7],[8]	425,251	365,134
Subordinated debentures	[8]	9,358	8,038
Other liabilities	[8]	24,651	23,679
Level 2 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Financial assets at amortised cost, category [member] | IFRS9 [member]
Derivative financial instruments
Investment securities - amortized cost	[8]	28,189	20,357
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		20	12
Investment securities
Investment securities	[5]	1,749	1,688
Derivative financial instruments
Derivative Financial Assets		41	50
Liabilities:
Obligations related to securities sold short			3
Derivative financial instruments
Derivative Financial Liabilities		26	40
Level 3 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		4
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities			1
Investment securities
Investment securities	[5]	40	48
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		16	11
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Investment securities
Investment securities	[5]	1,709	1,640
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets			17
Level 3 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		27	20
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		10	13
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		2	12
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17	21
Level 3 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		1
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		6	7
Level 3 [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | IFRS9 [member]
Derivative financial instruments
Loans	[7],[8]	$ 415,738	407,267
Liabilities:
Other liabilities	[8]		$ 330

[1]	Geographic segmentation of trading loans is based upon the location of the ultimate risk of the underlying asset.
[2]	Loans are primarily denominated in U.S. dollars.
[3]	Deposits denominated in U.S. dollars amount to $320,088 (2022 – $326,041), deposits denominated in Chilean pesos amount to $20,200 (2022 – $18,740), deposits denominated in Mexican pesos amount to $38,127 (2022 – $29,269) and deposits denominated in other foreign currencies amount to $116,926 (2022 – $106,817).
[4]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
[5]	Excludes debt investment securities measured at amortized cost of $31,984 (October 31, 2022 – $23,610).
[6]	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.
[7]	Represents fixed rate instruments.
[8]	Represents the fair value of financial assets and liabilities where the carrying amount is not a reasonable approximation of fair value.